Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Derivatives [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 10.4	$ 7.4
Collateral posted	9.1	5.6
Additional collateral to be posted upon a below investment grade credit rating (1)	$ 1.3	$ 1.8